Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000017151
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000017152
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class B
Without Sales Load [Member] | C000017151
Average Annual Return [Line Items]
Average Annual Return, Percent	24.63%	14.22%	12.81%
Without Sales Load [Member] | C000017152
Average Annual Return [Line Items]
Average Annual Return, Percent	24.16%	13.79%	12.42%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
DWS Index: S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%